Employee Benefit Plans (Schedule of Projected Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Benefit Obligation	$ 111,195	$ 112,759	$ 93,101
Defined Benefit Plan, Fair Value of Plan Assets	$ 59,559	$ 49,516